NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
138 shares (cost $3,318)	$3,854
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
333 shares (cost $13,185)	15,087
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
44 shares (cost $894)	578
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2,075 shares (cost $30,020)	23,530
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
70 shares (cost $500)	560
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
76 shares (cost $909)	629
NVIT Money Market Fund - Class V (SAM5)
7,155 shares (cost $7,155)	7,155
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,726 shares (cost $35,985)	40,832
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2,311 shares (cost $37,279)	22,532
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
22,756 shares (cost $175,267)	197,751
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,786 shares (cost $36,311)	34,266
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,496 shares (cost $62,460)	45,614
NVIT Multi-Manager Small Company Fund - Class I (SCF)
42 shares (cost $935)	611
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
3,280 shares (cost $20,503)	23,947
V.I. Capital Development Fund - Series I (AVCDI)
354 shares (cost $5,587)	4,002
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,314 shares (cost $103,849)	65,580
VP Value Fund - Class I (ACVV)
1,387 shares (cost $10,941)	7,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,320 shares (cost $83,052)	$61,618
Stock Index Fund, Inc. - Initial Shares (DSIF)
2,119 shares (cost $69,845)	55,746
Appreciation Portfolio - Initial Shares (DCAP)
2,296 shares (cost $83,689)	72,100
International Value Portfolio - Initial Shares (DVIV)
830 shares (cost $10,923)	9,059
Quality Bond Fund II - Primary Shares (FQB)
1,183 shares (cost $13,162)	13,254
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2,791 shares (cost $74,537)	57,364
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,276 shares (cost $307,458)	222,381
VIP Fund - Growth Portfolio - Service Class (FGS)
1,692 shares (cost $52,595)	50,692
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
289 shares (cost $3,500)	3,577
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,011 shares (cost $31,066)	25,690
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
264 shares (cost $5,584)	3,953
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
361 shares (cost $6,438)	4,612
Templeton Foreign Securities Fund - Class 3 (TIF3)
965 shares (cost $16,072)	12,906
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
1,859 shares (cost $26,112)	21,101
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
3,246 shares (cost $85,627)	77,757
Global Securities Fund/VA - Class 3 (OVGS3)
145 shares (cost $4,758)	3,867
All Asset Portfolio - Administrative Class (PMVAAA)
921 shares (cost $10,657)	9,627
Low Duration Portfolio - Administrative Class (PMVLDA)
19,470 shares (cost $197,454)	196,841
Real Return Portfolio - Administrative Class (PMVRRA)
1,631 shares (cost $20,648)	20,292

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Total Return Portfolio - Administrative Class (PMVTRA)
30,494 shares (cost $320,996)	$329,948
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
230 shares (cost $2,352)	2,191
Micro-Cap Portfolio - Investment Class (ROCMC)
4,651 shares (cost $54,990)	44,327
Equity Income Portfolio - II (TREI2)
109 shares (cost $2,194)	1,922
Mid-Cap Growth Portfolio - II (TRMCG2)
1,103 shares (cost $26,316)	21,933
New America Growth Portfolio (TRNAG1)
434 shares (cost $8,904)	8,295

Total Investments	1,824,903
Total Assets	1,824,903
Accounts Payable	75

$1,824,828

Contract Owners’ Equity:
Accumulation units	1,824,828

Total Contract Owners’ Equity (note 5)	$1,824,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	JABS	JAIGS2	LOVMCV	MSVRE	GEM3	NVIE6	GVIDA

Reinvested dividends	$130,436	1,953	274	3	598	236	-	6
Mortality and expense risk charges (note 2)	(31,519)	(1,223)	(112)	(4)	(96)	(174)	(2)	(4)

Net investment income (loss)	98,917	730	162	(1)	502	62	(2)	2

Realized gain (loss) on investments	(37,939)	17,019	(6)	(9)	(29,054)	(143)	(1)	(9)
Change in unrealized gain (loss) on investments	501,036	7,502	6,316	127	30,140	9,080	59	107

Net gain (loss) on investments	463,097	24,521	6,310	118	1,086	8,937	58	98

Reinvested capital gains	41,820	4,869	111	-	-	-	-	31

Net increase (decrease) in contract owners’ equity resulting from operations	$603,834	30,120	6,583	117	1,588	8,999	56	131

Investment Activity:	SAM5	NVMIG3	GVDIV6	NVMLG1	SCGF	SCVF	SCF	NVRE1

Reinvested dividends	$17	119	360	635	-	210	1	190
Mortality and expense risk charges (note 2)	(175)	(138)	(179)	(667)	(271)	(360)	(4)	(78)

Net investment income (loss)	(158)	(19)	181	(32)	(271)	(150)	(3)	112

Realized gain (loss) on investments	-	(2)	(229)	(58)	(67)	(207)	(12)	(44)
Change in unrealized gain (loss) on investments	-	4,847	5,011	22,484	7,465	9,485	167	3,444

Net gain (loss) on investments	-	4,845	4,782	22,426	7,398	9,278	155	3,400

Reinvested capital gains	-	-	-	-	-	-	-	76

Net increase (decrease) in contract owners’ equity resulting from operations	$(158)	4,826	4,963	22,394	7,127	9,128	152	3,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVCDI	ALVGIA	ACVI	ACVI3	ACVU1	ACVV	DVSCS	DSIF

Reinvested dividends	$-	2,423	525	143	472	352	1,289	993
Mortality and expense risk charges (note 2)	(30)	(547)	(141)	(38)	(921)	(58)	(486)	(447)

Net investment income (loss)	(30)	1,876	384	105	(449)	294	803	546

Realized gain (loss) on investments	(45)	(490)	2,424	90	(57,088)	(66)	(237)	(228)
Change in unrealized gain (loss) on investments	1,240	9,398	1,692	1,029	82,190	926	2,554	7,946

Net gain (loss) on investments	1,195	8,908	4,116	1,119	25,102	860	2,317	7,718

Reinvested capital gains	-	-	-	-	-	-	8,738	2,933

Net increase (decrease) in contract owners’ equity resulting from operations	$1,165	10,784	4,500	1,224	24,653	1,154	11,858	11,197

Investment Activity:	DCAP	DVIV	FQB	FCS	FEIS	FGS	FIGBS	FMCS

Reinvested dividends	$1,601	307	779	641	4,239	150	290	130
Mortality and expense risk charges (note 2)	(590)	(71)	(115)	(452)	(1,774)	(408)	(31)	(203)

Net investment income (loss)	1,011	236	664	189	2,465	(258)	259	(73)

Realized gain (loss) on investments	(207)	(24)	(13)	(335)	(884)	(86)	(4)	(165)
Change in unrealized gain (loss) on investments	7,234	1,865	1,493	14,799	48,135	11,054	187	7,288

Net gain (loss) on investments	7,027	1,841	1,480	14,464	47,251	10,968	183	7,123

Reinvested capital gains	4,671	-	-	14	-	39	13	115

Net increase (decrease) in contract owners’ equity resulting from operations	$12,709	2,077	2,144	14,667	49,716	10,749	455	7,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FOSR	FTVSV2	TIF3	GVMCE	BNCAI	AMINS	OVGS3	PMVAAA

Reinvested dividends	$72	64	352	332	-	-	69	621
Mortality and expense risk charges (note 2)	(31)	(36)	(101)	(165)	(612)	(2)	(29)	(81)

Net investment income (loss)	41	28	251	167	(612)	(2)	40	540

Realized gain (loss) on investments	(44)	(69)	(55)	(192)	(100)	(255)	(40)	(25)
Change in unrealized gain (loss) on investments	785	862	2,787	5,119	21,716	341	1,003	1,116

Net gain (loss) on investments	741	793	2,732	4,927	21,616	86	963	1,091

Reinvested capital gains	11	176	425	-	-	-	66	-

Net increase (decrease) in contract owners’ equity resulting from operations	$793	997	3,408	5,094	21,004	84	1,069	1,631

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ROCMC	TREI2	TRMCG2	TRNAG1

Reinvested dividends	$23,822	587	85,208	142	-	231	-	-
Mortality and expense risk charges (note 2)	(5,649)	(181)	(13,974)	(16)	(327)	(142)	(310)	(64)

Net investment income (loss)	18,173	406	71,234	126	(327)	89	(310)	(64)

Realized gain (loss) on investments	(8,127)	(5)	51,384	(13)	(184)	(6,010)	(3,984)	(40)
Change in unrealized gain (loss) on investments	55,794	1,824	58,977	702	16,522	9,358	16,058	2,808

Net gain (loss) on investments	47,667	1,819	110,361	689	16,338	3,348	12,074	2,768

Reinvested capital gains	8,823	759	9,928	-	-	-	22	-

Net increase (decrease) in contract owners’ equity resulting from operations	$74,663	2,984	191,523	815	16,011	3,437	11,786	2,704

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		JABS		JAIGS2		LOVMCV

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$98,917	100,386	730	1,696	162	247	(1)	8
Realized gain (loss) on investments	(37,939)	(61,855)	17,019	20	(6)	27	(9)	(4)
Change in unrealized gain (loss) on investments	501,036	(1,186,018)	7,502	(16,274)	6,316	(11,788)	127	(336)
Reinvested capital gains	41,820	189,526	4,869	4,636	111	2,051	-	28

Net increase (decrease) in contract owners’ equity resulting from operations	603,834	(957,961)	30,120	(9,922)	6,583	(9,463)	117	(304)

Equity transactions:
Purchase payments received from contract owners	(20)	-	-	-	-	-	-	-
Transfers between funds	-	-	21,804	56,926	-	-	-	-
Redemptions	(3,117,725)	(763,328)	(168,577)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(569)	(570)	(32)	(28)	-	-	(3)	(4)
Adjustments to maintain reserves	386	(1,621)	(4)	(3)	(7)	8	(4)	(5)

Net equity transactions	(3,117,928)	(765,519)	(146,809)	56,895	(7)	8	(7)	(9)

Net change in contract owners’ equity	(2,514,094)	(1,723,480)	(116,689)	46,973	6,576	(9,455)	110	(313)
Contract owners’ equity beginning of period	4,338,922	6,062,402	120,541	73,568	8,498	17,953	470	783

Contract owners’ equity end of period	$1,824,828	4,338,922	3,852	120,541	15,074	8,498	580	470

CHANGES IN UNITS:
Beginning units	388,103	412,862	9,964	5,056	652	652	63	63
Units purchased	34,347	141,762	1,698	4,910	-	-	-	-
Units redeemed	(269,088)	(166,521)	(11,406)	(2)	-	-	(1)	-

Ending units	153,362	388,103	256	9,964	652	652	62	63

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVRE		GEM3		GVGU		NVIE6

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$502	563	62	68	-	402	(2)	-
Realized gain (loss) on investments	(29,054)	(18,075)	(143)	9	-	(13,934)	(1)	-
Change in unrealized gain (loss) on investments	30,140	(8,563)	9,080	(26,033)	-	(3,143)	59	-
Reinvested capital gains	-	10,474	-	5,674	-	107	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,588	(15,601)	8,999	(20,282)	-	(16,568)	56	-

Equity transactions:
Purchase payments received from contract owners	(65)	-	-	-	-	-	1	-
Transfers between funds	(20,294)	-	-	-	-	(28,814)	501	-
Redemptions	-	(72,337)	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2)	(2)	(13)	(16)	-	-	-	-
Adjustments to maintain reserves	2	(1)	(1)	(4)	-	(5)	3	-

Net equity transactions	(20,359)	(72,340)	(14)	(20)	-	(28,819)	505	-

Net change in contract owners’ equity	(18,771)	(87,941)	8,985	(20,302)	-	(45,387)	561	-
Contract owners’ equity beginning of period	18,771	106,712	14,541	34,843	-	45,387	-	-

Contract owners’ equity end of period	$-	18,771	23,526	14,541	-	-	561	-

CHANGES IN UNITS:
Beginning units	1,461	5,109	1,151	1,152	-	2,093	-	-
Units purchased	-	-	-	-	-	-	80	-
Units redeemed	(1,461)	(3,648)	(1)	(1)	-	(2,093)	-	-

Ending units	-	1,461	1,150	1,151	-	-	80	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVGFS		GVIDA		GVIDM		SAM5

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$-	119	2	13	-	1,724	(158)	339
Realized gain (loss) on investments	-	(15,293)	(9)	(1)	-	8,215	-	-
Change in unrealized gain (loss) on investments	-	5,006	107	(427)	-	(31,959)	-	-
Reinvested capital gains	-	-	31	118	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(10,168)	131	(297)	-	(22,020)	(158)	339

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	(11,280)	-	-	-	-	(21,804)	-
Redemptions	-	-	-	-	-	(285,194)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3)	(3)	-	-	-	-
Adjustments to maintain reserves	-	(4)	(9)	(4)	-	(10)	-	(2)

Net equity transactions	-	(11,284)	(12)	(7)	-	(285,204)	(21,804)	(2)

Net change in contract owners’ equity	-	(21,452)	119	(304)	-	(307,224)	(21,962)	337
Contract owners’ equity beginning of period	-	21,452	508	812	-	307,224	29,116	28,779

Contract owners’ equity end of period	$-	-	627	508	-	-	7,154	29,116

CHANGES IN UNITS:
Beginning units	-	1,423	47	47	-	21,295	2,634	2,634
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(1,423)	(1)	-	-	(21,295)	(1,981)	-

Ending units	-	-	46	47	-	-	653	2,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG3		GVDIV6		NVMLG1		SCGF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(19)	-	181	173	(32)	-	(271)	(362)
Realized gain (loss) on investments	(2)	-	(229)	(93)	(58)	-	(67)	18
Change in unrealized gain (loss) on investments	4,847	-	5,011	(19,652)	22,484	-	7,465	(23,656)
Reinvested capital gains	-	-	-	4,006	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,826	-	4,963	(15,566)	22,394	-	7,127	(24,000)

Equity transactions:
Purchase payments received from contract owners	27	-	-	-	197	-	-	-
Transfers between funds	35,978	-	-	-	175,160	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(9)	(11)	-	-	-	-
Adjustments to maintain reserves	(2)	-	2	1	(16)	-	(2)	13

Net equity transactions	36,003	-	(7)	(10)	175,341	-	(2)	13

Net change in contract owners’ equity	40,829	-	4,956	(15,576)	197,735	-	7,125	(23,987)
Contract owners’ equity beginning of period	-	-	17,575	33,151	-	-	27,142	51,129

Contract owners’ equity end of period	$40,829	-	22,531	17,575	197,735	-	34,267	27,142

CHANGES IN UNITS:
Beginning units	-	-	2,107	2,108	-	-	3,329	3,328
Units purchased	4,951	-	-	-	24,324	-	-	1
Units redeemed	-	-	(1)	(1)	-	-	-	-

Ending units	4,951	-	2,106	2,107	24,324	-	3,329	3,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCVF		SCF		NVRE1		AVCDI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(150)	95	(3)	5	112	-	(30)	(41)
Realized gain (loss) on investments	(207)	(112)	(12)	(3)	(44)	-	(45)	(9)
Change in unrealized gain (loss) on investments	9,485	(17,792)	167	(426)	3,444	-	1,240	(3,104)
Reinvested capital gains	-	-	-	135	76	-	-	570

Net increase (decrease) in contract owners’ equity resulting from operations	9,128	(17,809)	152	(289)	3,588	-	1,165	(2,584)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	65	-	-	-
Transfers between funds	-	-	-	-	20,294	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	(3)	(3)	(3)	-	-	(12)	(13)
Adjustments to maintain reserves	(10)	2	5	1	(4)	-	1	-

Net equity transactions	(13)	(1)	2	(2)	20,355	-	(11)	(13)

Net change in contract owners’ equity	9,115	(17,810)	154	(291)	23,943	-	1,154	(2,597)
Contract owners’ equity beginning of period	36,494	54,304	459	750	-	-	2,846	5,443

Contract owners’ equity end of period	$45,609	36,494	613	459	23,943	-	4,000	2,846

CHANGES IN UNITS:
Beginning units	3,272	3,272	42	42	-	-	294	295
Units purchased	-	-	-	-	3,293	-	-	-
Units redeemed	(1)	-	-	-	-	-	(1)	(1)

Ending units	3,271	3,272	42	42	3,293	-	293	294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVGIA		ACVI		ACVI3		ACVU1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,876	606	384	(49)	105	(10)	(449)	(1,984)
Realized gain (loss) on investments	(490)	10,982	2,424	110	90	24	(57,088)	(69)
Change in unrealized gain (loss) on investments	9,398	(80,835)	1,692	(23,187)	1,029	(6,299)	82,190	(140,367)
Reinvested capital gains	-	13,150	-	3,350	-	911	-	33,128

Net increase (decrease) in contract owners’ equity resulting from operations	10,784	(56,097)	4,500	(19,776)	1,224	(5,374)	24,653	(109,292)

Equity transactions:
Purchase payments received from contract owners	-	-	(44)	-	(12)	-	(188)	-
Transfers between funds	-	-	(28,288)	-	(7,690)	-	(175,160)	-
Redemptions	-	(128,219)	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	(6)	-	-	-	-	-	-
Adjustments to maintain reserves	4	1	(1)	-	4	2	2	1

Net equity transactions	(1)	(128,224)	(28,333)	-	(7,698)	2	(175,346)	1

Net change in contract owners’ equity	10,783	(184,321)	(23,833)	(19,776)	(6,474)	(5,372)	(150,693)	(109,291)
Contract owners’ equity beginning of period	54,801	239,122	23,833	43,609	6,474	11,846	150,693	259,984

Contract owners’ equity end of period	$65,584	54,801	-	23,833	-	6,474	-	150,693

CHANGES IN UNITS:
Beginning units	5,915	15,184	1,990	1,990	646	646	18,428	18,428
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(9,269)	(1,990)	-	(646)	-	(18,428)	-

Ending units	5,915	5,915	-	1,990	-	646	-	18,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVV		DVSCS		DSIF		DCAP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$294	113	803	(56)	546	(556)	1,011	(400)
Realized gain (loss) on investments	(66)	(36)	(237)	54	(228)	74,984	(207)	62,014
Change in unrealized gain (loss) on investments	926	(3,378)	2,554	(32,502)	7,946	(164,635)	7,234	(135,751)
Reinvested capital gains	-	961	8,738	9,541	2,933	-	4,671	5,437

Net increase (decrease) in contract owners’ equity resulting from operations	1,154	(2,340)	11,858	(22,963)	11,197	(90,207)	12,709	(68,700)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	(535,283)	-	(550,789)
Redemptions	-	-	-	-	-	(69,591)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(11)	(14)	(13)	(47)	(50)	-	-
Adjustments to maintain reserves	-	(3)	(7)	11	(2)	7	9	11

Net equity transactions	(11)	(14)	(21)	(2)	(49)	(604,917)	9	(550,778)

Net change in contract owners’ equity	1,143	(2,354)	11,837	(22,965)	11,148	(695,124)	12,718	(619,478)
Contract owners’ equity beginning of period	6,173	8,527	49,774	72,739	44,595	739,719	59,385	678,863

Contract owners’ equity end of period	$7,316	6,173	61,611	49,774	55,743	44,595	72,103	59,385

CHANGES IN UNITS:
Beginning units	562	563	4,190	4,190	4,657	48,095	5,861	46,752
Units purchased	-	-	-	-	-	-	1	-
Units redeemed	(1)	(1)	(2)	-	(5)	(43,438)	-	(40,891)

Ending units	561	562	4,188	4,190	4,652	4,657	5,862	5,861

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVIV		FQB		FCS		FEIS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$236	140	664	482	189	(1,041)	2,465	3,763
Realized gain (loss) on investments	(24)	(3)	(13)	(7)	(335)	(140,892)	(884)	(217)
Change in unrealized gain (loss) on investments	1,865	(6,130)	1,493	(1,464)	14,799	15,224	48,135	(135,403)
Reinvested capital gains	-	1,731	-	-	14	16,390	-	255

Net increase (decrease) in contract owners’ equity resulting from operations	2,077	(4,262)	2,144	(989)	14,667	(110,319)	49,716	(131,602)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	(400,856)	-	-
Redemptions	-	-	-	-	-	(147,710)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(19)	(16)	(38)	(39)	(15)	(18)
Adjustments to maintain reserves	(1)	(2)	(2)	(7)	(11)	(2)	1	1

Net equity transactions	(1)	(2)	(21)	(23)	(49)	(548,607)	(14)	(17)

Net change in contract owners’ equity	2,076	(4,264)	2,123	(1,012)	14,618	(658,926)	49,702	(131,619)
Contract owners’ equity beginning of period	6,981	11,245	11,129	12,141	42,743	701,669	172,682	304,301

Contract owners’ equity end of period	$9,057	6,981	13,252	11,129	57,361	42,743	222,384	172,682

CHANGES IN UNITS:
Beginning units	537	537	1,099	1,101	3,814	35,588	18,923	18,924
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(2)	(2)	(5)	(31,774)	(2)	(1)

Ending units	537	537	1,097	1,099	3,809	3,814	18,921	18,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGS		FIGBS		FMCS		FOSR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(258)	(128)	259	102	(73)	(152)	41	78
Realized gain (loss) on investments	(86)	110	(4)	(1)	(165)	(99)	(44)	(8)
Change in unrealized gain (loss) on investments	11,054	(36,500)	187	(243)	7,288	(16,452)	785	(3,169)
Reinvested capital gains	39	-	13	3	115	4,292	11	560

Net increase (decrease) in contract owners’ equity resulting from operations	10,749	(36,518)	455	(139)	7,165	(12,411)	793	(2,539)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(34)	(36)	(23)	(18)	(22)	(21)	(17)	(18)
Adjustments to maintain reserves	6	(1)	1	(4)	3	(16)	(9)	(1)

Net equity transactions	(28)	(37)	(22)	(22)	(19)	(37)	(26)	(19)

Net change in contract owners’ equity	10,721	(36,555)	433	(161)	7,146	(12,448)	767	(2,558)
Contract owners’ equity beginning of period	39,968	76,523	3,139	3,300	18,538	30,986	3,179	5,737

Contract owners’ equity end of period	$50,689	39,968	3,572	3,139	25,684	18,538	3,946	3,179

CHANGES IN UNITS:
Beginning units	4,660	4,663	305	307	2,012	2,015	323	324
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(4)	(3)	(2)	(2)	(2)	(3)	(3)	(1)

Ending units	4,656	4,660	303	305	2,010	2,012	320	323

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVSV2		TIF2		TIF3		GVMCE

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$28	13	-	(46)	251	147	167	(225)
Realized gain (loss) on investments	(69)	(17)	-	9,080	(55)	8,438	(192)	(31,265)
Change in unrealized gain (loss) on investments	862	(2,236)	-	(11,916)	2,787	(20,166)	5,119	9,820
Reinvested capital gains	176	392	-	-	425	1,280	-	43

Net increase (decrease) in contract owners’ equity resulting from operations	997	(1,848)	-	(2,882)	3,408	(10,301)	5,094	(21,627)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	(119,072)
Redemptions	-	-	-	(26,436)	-	(33,841)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(31)	(31)	-	-	(7)	(8)	(46)	(49)
Adjustments to maintain reserves	(2)	(8)	-	1	(2)	(13)	(6)	(2)

Net equity transactions	(33)	(39)	-	(26,435)	(9)	(33,862)	(52)	(119,123)

Net change in contract owners’ equity	964	(1,887)	-	(29,317)	3,399	(44,163)	5,042	(140,750)
Contract owners’ equity beginning of period	3,645	5,532	-	29,317	9,509	53,672	16,057	156,807

Contract owners’ equity end of period	$4,609	3,645	-	-	12,908	9,509	21,099	16,057

CHANGES IN UNITS:
Beginning units	434	437	-	1,356	929	3,096	1,341	8,165
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(5)	(3)	-	(1,356)	(1)	(2,167)	(5)	(6,824)

Ending units	429	434	-	-	928	929	1,336	1,341

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BNCAI		AMINS		OVGS3		PMVAAA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(612)	(753)	(2)	(255)	40	26	540	473
Realized gain (loss) on investments	(100)	65	(255)	(15,671)	(40)	(11)	(25)	(6)
Change in unrealized gain (loss) on investments	21,716	(40,964)	341	(1,312)	1,003	(2,211)	1,116	(2,093)
Reinvested capital gains	-	4,249	-	1	66	260	-	27

Net increase (decrease) in contract owners’ equity resulting from operations	21,004	(37,403)	84	(17,237)	1,069	(1,936)	1,631	(1,599)

Equity transactions:
Purchase payments received from contract owners	-	-	(1)	-	-	-	-	-
Transfers between funds	-	-	(501)	(16,832)	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18)	(17)	(3)	(3)	(15)	(17)	(21)	(17)
Adjustments to maintain reserves	(3)	(14)	3	(1)	-	(1)	(12)	2

Net equity transactions	(21)	(31)	(502)	(16,836)	(15)	(18)	(33)	(15)

Net change in contract owners’ equity	20,983	(37,434)	(418)	(34,073)	1,054	(1,954)	1,598	(1,614)
Contract owners’ equity beginning of period	56,770	94,204	418	34,491	2,815	4,769	8,022	9,636

Contract owners’ equity end of period	$77,753	56,770	-	418	3,869	2,815	9,620	8,022

CHANGES IN UNITS:
Beginning units	5,500	5,502	54	2,363	295	296	737	738
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(2)	(2)	(54)	(2,309)	(2)	(1)	(3)	(1)

Ending units	5,498	5,500	-	54	293	295	734	737

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVLDA		PMVRRA		PMVTRA		PIHYB1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$18,173	25,042	406	486	71,234	68,851	126	146
Realized gain (loss) on investments	(8,127)	(202)	(5)	(1)	51,384	86	(13)	(1)
Change in unrealized gain (loss) on investments	55,794	(56,999)	1,824	(1,999)	58,977	(62,414)	702	(948)
Reinvested capital gains	8,823	14,939	759	27	9,928	42,736	-	21

Net increase (decrease) in contract owners’ equity resulting from operations	74,663	(17,220)	2,984	(1,487)	191,523	49,259	815	(782)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	500,539	-	-	-	1,105,462	-	-
Redemptions	(785,823)	-	-	-	(2,126,828)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(47)	(37)	(11)	(11)
Adjustments to maintain reserves	125	(390)	(3)	1	353	(1,175)	(1)	(1)

Net equity transactions	(785,698)	500,149	(3)	1	(2,126,522)	1,104,250	(12)	(12)

Net change in contract owners’ equity	(711,035)	482,929	2,981	(1,486)	(1,934,999)	1,153,509	803	(794)
Contract owners’ equity beginning of period	907,894	424,965	17,310	18,796	2,264,966	1,111,457	1,385	2,179

Contract owners’ equity end of period	$196,859	907,894	20,291	17,310	329,967	2,264,966	2,188	1,385

CHANGES IN UNITS:
Beginning units	83,776	38,666	1,554	1,554	186,889	95,152	163	164
Units purchased	-	45,110	-	-	-	91,741	-	-
Units redeemed	(67,592)	-	-	-	(162,783)	(4)	(1)	(1)

Ending units	16,184	83,776	1,554	1,554	24,106	186,889	162	163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCMC		TREI2		TRMCG2		TRNAG1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(327)	728	89	260	(310)	(389)	(64)	(75)
Realized gain (loss) on investments	(184)	(3)	(6,010)	(40)	(3,984)	(9)	(40)	(9)
Change in unrealized gain (loss) on investments	16,522	(27,539)	9,358	(10,269)	16,058	(21,690)	2,808	(3,844)
Reinvested capital gains	-	4,729	-	666	22	2,289	-	359

Net increase (decrease) in contract owners’ equity resulting from operations	16,011	(22,085)	3,437	(9,383)	11,786	(19,799)	2,704	(3,569)

Equity transactions:
Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	(17,566)	-	(18,931)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(9)	(12)	(17)	-	-	(25)	(25)
Adjustments to maintain reserves	(5)	(9)	(3)	-	2	3	(11)	-

Net equity transactions	(13)	(18)	(17,581)	(17)	(18,929)	3	(36)	(25)

Net change in contract owners’ equity	15,998	(22,103)	(14,144)	(9,400)	(7,143)	(19,796)	2,668	(3,594)
Contract owners’ equity beginning of period	28,323	50,426	16,065	25,465	29,075	48,871	5,620	9,214

Contract owners’ equity end of period	$44,321	28,323	1,921	16,065	21,932	29,075	8,288	5,620

CHANGES IN UNITS:
Beginning units	2,600	2,601	1,608	1,609	2,596	2,596	689	691
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(1)	(1)	(1,453)	(1)	(1,236)	-	(4)	(2)

Ending units	2,599	2,600	155	1,608	1,360	2,596	685	689

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)*

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)*

Gartmore NVIT Global Utilities Fund - Class III (GVGU)*

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Fund - Class I (TRF)*

NVIT Global Financial Services Fund - Class I (GVGF1)*

NVIT Global Financial Services Fund - Class III (GVGFS)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Health Sciences Fund - Class I (GVGH1)*

NVIT Health Sciences Fund - Class III (GVGHS)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Technology & Communications Fund - Class I (GGTC)*

NVIT Technology & Communications Fund - Class III (GGTC3)*

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)*

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

Portfolios of the American Century Variable Portfolios, Inc.

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)*

Portfolios of the Dreyfus Investment Portfolios

MidCap Stock Portfolio - Initial Shares (DVMCS)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Foreign Securities Fund - Class 3 (TIF3)

Portfolios of the Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

Portfolios of the Lincoln Variable Insurance Products Trust

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

Portfolios of the Neuberger Berman Advisers Management Trust

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Portfolios of the PIMCO Variable Insurance Trust

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,824,903	0	$1,824,903

Accounts Payable of $75 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	$28,622	$152,814
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	385	123
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	3	17
U.S. Real Estate Portfolio - Class I (MSVRE)	1,612	50,527
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	236	333
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	520	20
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	36	19
NVIT Money Market Fund - Class V (SAM5)	17	21,981
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	36,786	801
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	360	419
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	180,223	4,957
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	-	340
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	210	572
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1	20
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	21,617	1,113
V.I. Capital Development Fund - Series I (AVCDI)	-	90
VPS Growth and Income Portfolio - Class A (ALVGIA)	2,423	1,045
VP International Fund - Class I (ACVI)	1,345	26,871
VP International Fund - Class III (ACVI3)	366	7,876
VP Ultra(R) Fund - Class I (ACVU1)	4,937	237,825
VP Value Fund - Class I (ACVV)	352	138
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	10,027	739
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,925	724
Appreciation Portfolio - Initial Shares (DCAP)	6,271	800
International Value Portfolio - Initial Shares (DVIV)	307	96
Quality Bond Fund II - Primary Shares (FQB)	779	149
VIP Fund - Contrafund Portfolio - Service Class (FCS)	655	827
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	4,239	2,676
VIP Fund - Growth Portfolio - Service Class (FGS)	189	530
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	304	61
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	246	393
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	83	94
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	240	137
Templeton Foreign Securities Fund - Class 3 (TIF3)	777	166
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	332	405
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	-	732
International Portfolio - S Class Shares (AMINS)	13	778
Global Securities Fund/VA - Class 3 (OVGS3)	135	88
All Asset Portfolio - Administrative Class (PMVAAA)	621	129
Low Duration Portfolio - Administrative Class (PMVLDA)	32,644	799,953
Real Return Portfolio - Administrative Class (PMVRRA)	1,345	188
Total Return Portfolio - Administrative Class (PMVTRA)	95,136	2,090,507
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)	142	43
Micro-Cap Portfolio - Investment Class (ROCMC)	-	522
Equity Income Portfolio - II (TREI2)	231	23,732
Mid-Cap Growth Portfolio - II (TRMCG2)	22	23,228
New America Growth Portfolio (TRNAG1)	-	132

Total	$438,714	$3,455,730

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.95%	256	$15.048259	$3,852	1.67%	24.39%
2008	0.95%	9,964	12.097700	120,541	3.24%	-16.86%
2007	0.95%	5,056	14.550581	73,568	2.25%	9.23%
2006	0.95%	5,376	13.320560	71,611	1.83%	9.37%
2005	0.95%	5,697	12.179496	69,387	1.82%	6.64%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.95%	652	23.118932	15,074	2.34%	77.37%
2008	0.95%	652	13.034181	8,498	2.65%	-52.66%
2007	0.95%	652	27.535901	17,953	0.45%	26.85%
2006	0.95%	652	21.707408	14,153	3.66%	45.31%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.95%	62	9.358659	580	0.52%	25.41%
2008	0.95%	63	7.462343	470	1.31%	-39.93%
2007	0.95%	63	12.423321	783	0.53%	-0.38%
2006	0.95%	58	12.470722	723	0.83%	11.17%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	1,461	12.848389	18,771	2.10%	-38.49%
2007	0.95%	5,109	20.887057	106,712	1.17%	-17.86%
2006	0.95%	4,979	25.429614	126,614	0.51%	36.74%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.95%	1,150	20.457349	23,526	1.29%	61.93%
2008	0.95%	1,151	12.633327	14,541	1.20%	-58.23%
2007	0.95%	1,152	30.245878	34,843	0.75%	44.16%
2006	0.95%	941	20.980892	19,743	1.19%	35.35%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2007	0.95%	2,093	21.685091	45,387	2.51%	19.24%
2006	0.95%	2,093	18.185742	38,063	3.91%	36.29%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.95%	80	7.017451	561	0.00%	28.22%
NVIT Global Financial Services Fund - Class III (GVGFS)
2007	0.95%	1,423	15.075165	21,452	3.44%	-2.07%
2006	0.95%	1,423	15.393204	21,905	2.11%	19.20%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.95%	46	13.624498	627	1.06%	26.00%
2008	0.95%	47	10.813324	508	2.08%	-37.44%
2007	0.95%	47	17.285822	812	2.11%	4.95%
2006	0.95%	43	16.471118	708	2.82%	15.76%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2007	0.95%	21,295	14.427043	307,224	2.69%	4.65%
2006	0.95%	21,613	13.785950	297,956	2.39%	10.30%
2005	0.95%	21,294	12.498817	266,150	4.41%	4.35%
NVIT Money Market Fund - Class V (SAM5)
2009	0.95%	653	10.955211	7,154	0.09%	-0.89%
2008	0.95%	2,634	11.053943	29,116	2.12%	1.17%
2007	0.95%	2,634	10.926084	28,779	1.48%	3.86%
2006	0.95%	34,511	10.519572	363,041	4.33%	3.62%
2005	0.95%	45,281	10.151834	459,685	2.88%	1.78%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.95%	4,951	8.246700	40,829	0.31%	35.16%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2009	0.95%	2,106	10.698343	22,531	1.91%	28.26%
2008	0.95%	2,107	8.341015	17,575	1.59%	-46.96%
2007	0.95%	2,108	15.726260	33,151	2.09%	1.72%
2006	0.95%	1,915	15.460731	29,607	2.70%	21.25%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.95%	24,324	8.129207	197,735	0.34%	28.54%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.95%	3,329	$10.293605	$34,267	0.00%	26.25%
2008	0.95%	3,329	8.153331	27,142	0.00%	-46.93%
2007	0.95%	3,328	15.363178	51,129	0.00%	8.70%
2006	0.95%	3,372	14.133306	47,658	0.00%	2.23%
2005	0.95%	3,324	13.825112	45,955	0.00%	7.07%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.95%	3,271	13.943396	45,609	0.55%	25.02%
2008	0.95%	3,272	11.153276	36,494	1.14%	-32.80%
2007	0.95%	3,272	16.596528	54,304	1.22%	-7.78%
2006	0.95%	3,269	17.997357	58,833	0.46%	16.18%
2005	0.95%	3,230	15.490603	50,035	0.07%	2.10%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.95%	42	14.588229	613	0.27%	33.42%
2008	0.95%	42	10.933874	459	0.85%	-38.78%
2007	0.95%	42	17.859082	750	0.14%	1.16%
2006	0.95%	39	17.654869	689	0.29%	10.98%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.95%	3,293	7.271004	23,943	0.86%	29.59%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.95%	293	13.651518	4,000	0.00%	41.02%
2008	0.95%	294	9.680649	2,846	0.00%	-47.53%
2007	0.95%	295	18.450008	5,443	0.00%	9.79%
2006	0.95%	296	16.805451	4,974	0.00%	15.42%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.95%	5,915	11.087720	65,584	4.24%	19.68%
2008	0.95%	5,915	9.264781	54,801	1.45%	-41.17%
2007	0.95%	15,184	15.748305	239,122	1.48%	4.11%
2006	0.95%	14,723	15.125959	222,699	1.33%	16.18%
2005	0.95%	10,058	13.019908	130,954	1.44%	3.87%
VP International Fund - Class I (ACVI)
2008	0.95%	1,990	11.976251	23,833	0.80%	-45.35%
2007	0.95%	1,990	21.913826	43,609	0.66%	16.93%
2006	0.95%	1,990	18.741089	37,295	1.54%	23.84%
2005	0.95%	1,990	15.133145	30,115	1.10%	12.18%
VP International Fund - Class III (ACVI3)
2008	0.95%	646	10.021993	6,474	0.80%	-45.35%
2007	0.95%	646	18.337988	11,846	0.66%	16.93%
2006	0.95%	646	15.682979	10,131	1.54%	23.84%
2005	0.95%	646	12.663770	8,181	1.10%	12.03%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	18,428	8.177406	150,693	0.00%	-42.04%
2007	0.95%	18,428	14.108113	259,984	0.00%	19.86%
2006	0.95%	18,428	11.770437	216,906	0.00%	-4.19%
2005	0.95%	18,428	12.285484	226,397	0.00%	1.20%
VP Value Fund - Class I (ACVV)
2009	0.95%	561	13.041345	7,316	5.62%	18.72%
2008	0.95%	562	10.984512	6,173	2.40%	-27.47%
2007	0.95%	563	15.145377	8,527	2.18%	-6.04%
2006	0.95%	290	16.119722	4,675	2.14%	17.53%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.95%	4,188	14.711220	61,611	2.53%	23.84%
2008	0.95%	4,190	11.879325	49,774	0.85%	-31.57%
2007	0.95%	4,190	17.360048	72,739	0.42%	-1.60%
2006	0.95%	3,742	17.642984	66,020	0.40%	13.33%
2005	0.95%	2,017	15.568198	31,401	0.00%	6.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.95%	4,652	$11.982689	$55,743	2.11%	25.13%
2008	0.95%	4,657	9.575881	44,595	0.62%	-37.74%
2007	0.95%	48,095	15.380362	739,719	1.77%	4.25%
2006	0.95%	47,602	14.753341	702,289	1.24%	14.40%
2005	0.95%	87,403	12.895853	1,127,136	1.23%	3.70%
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.95%	5,862	12.299993	72,103	2.59%	21.39%
2008	0.95%	5,861	10.132242	59,385	0.71%	-30.22%
2007	0.95%	46,752	14.520506	678,863	1.54%	6.11%
2006	0.95%	47,088	13.684478	644,375	2.21%	15.37%
2005	0.95%	13,189	11.860999	156,435	0.02%	3.39%
International Value Portfolio - Initial Shares (DVIV)
2009	0.95%	537	16.865187	9,057	4.04%	29.73%
2008	0.95%	537	13.000301	6,981	2.46%	-37.92%
2007	0.95%	537	20.940324	11,245	1.58%	3.16%
2006	0.95%	537	20.299101	10,901	1.34%	21.44%
2005	0.95%	537	16.715881	8,976	0.00%	10.83%
Quality Bond Fund II - Primary Shares (FQB)
2009	0.95%	1,097	12.079854	13,252	6.40%	19.29%
2008	0.95%	1,099	10.126377	11,129	5.02%	-8.17%
2007	0.95%	1,101	11.027146	12,141	4.64%	4.38%
2006	0.95%	1,102	10.564731	11,642	7.85%	3.17%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95%	3,809	15.059363	57,361	1.35%	34.38%
2008	0.95%	3,814	11.206872	42,743	0.34%	-43.16%
2007	0.95%	35,588	19.716460	701,669	0.87%	16.39%
2006	0.95%	35,590	16.940595	602,916	1.30%	10.53%
2005	0.95%	22,679	15.326374	347,587	0.21%	15.74%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.95%	18,921	11.753303	222,384	2.29%	28.80%
2008	0.95%	18,923	9.125514	172,682	2.45%	-43.25%
2007	0.95%	18,924	16.080137	304,301	1.79%	0.45%
2006	0.95%	18,917	16.008276	302,829	3.10%	18.94%
2005	0.95%	18,640	13.458867	250,873	1.66%	4.76%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.95%	4,656	10.886708	50,689	0.35%	26.93%
2008	0.95%	4,660	8.576896	39,968	0.73%	-47.74%
2007	0.95%	4,663	16.410737	76,523	0.61%	25.66%
2006	0.95%	4,655	13.059759	60,793	0.26%	5.72%
2005	0.95%	4,228	12.353070	52,229	0.37%	4.67%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.95%	303	11.790309	3,572	8.63%	14.57%
2008	0.95%	305	10.290486	3,139	4.06%	-4.26%
2007	0.95%	307	10.748753	3,300	4.08%	3.22%
2006	0.95%	309	10.413829	3,218	0.00%	3.31%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.95%	2,010	12.778039	25,684	0.61%	38.68%
2008	0.95%	2,012	9.213714	18,538	0.36%	-40.08%
2007	0.95%	2,015	15.377686	30,986	0.75%	14.38%
2006	0.95%	2,332	13.443925	31,351	0.00%	11.52%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.95%	320	12.332349	3,946	2.16%	25.29%
2008	0.95%	323	9.843130	3,179	2.59%	-44.41%
2007	0.95%	324	17.707294	5,737	3.27%	16.11%
2006	0.95%	309	15.251016	4,713	0.00%	16.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.95%	429	$10.744341	$4,609	1.66%	27.93%
2008	0.95%	434	8.398631	3,645	1.14%	-33.65%
2007	0.95%	437	12.658835	5,532	0.68%	-3.31%
2006	0.95%	435	13.092490	5,695	1.12%	15.87%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2007	0.95%	1,356	21.620261	29,317	1.97%	14.35%
2006	0.95%	1,356	18.906338	25,637	1.22%	20.29%
2005	0.95%	1,356	15.716674	21,312	0.65%	9.13%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	928	13.909178	12,908	3.30%	35.89%
2008	0.95%	929	10.235315	9,509	1.55%	-40.96%
2007	0.95%	3,096	17.336028	53,672	2.13%	14.34%
2006	0.95%	2,897	15.161349	43,922	1.63%	20.31%
2005	0.95%	1,617	12.601840	20,377	0.70%	9.09%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2009	0.95%	1,336	15.792461	21,099	1.91%	31.89%
2008	0.95%	1,341	11.974204	16,057	0.47%	-37.65%
2007	0.95%	8,165	19.204811	156,807	0.82%	2.22%
2006	0.95%	7,936	18.788110	149,102	1.81%	15.06%
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2009	0.95%	5,498	14.142101	77,753	0.00%	37.01%
2008	0.95%	5,500	10.321844	56,770	0.00%	-39.72%
2007	0.95%	5,502	17.121844	94,204	0.00%	2.43%
2006	0.95%	5,249	16.715191	87,738	0.00%	14.43%
2005	0.95%	3,425	14.607599	50,031	0.00%	2.39%
International Portfolio - S Class Shares (AMINS)
2008	0.95%	54	7.743748	418	0.00%	-46.95%
2007	0.95%	2,363	14.596206	34,491	1.68%	2.23%
2006	0.95%	2,359	14.278164	33,682	0.38%	22.28%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2005	0.95%	7,039	12.714574	89,498	0.88%	4.10%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.95%	293	13.205252	3,869	2.18%	38.37%
2008	0.95%	295	9.543438	2,815	1.51%	-40.76%
2007	0.95%	296	16.110628	4,769	1.46%	5.32%
2006	0.95%	245	15.296548	3,748	0.11%	16.57%
All Asset Portfolio - Administrative Class (PMVAAA)
2009	0.95%	734	13.106707	9,620	7.16%	20.42%
2008	0.95%	737	10.884236	8,022	6.13%	-16.64%
2007	0.95%	738	13.057320	9,636	7.58%	7.29%
2006	0.95%	739	12.169765	8,993	10.76%	3.67%
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.95%	16,184	12.163773	196,859	4.06%	12.24%
2008	0.95%	83,776	10.837162	907,894	4.07%	-1.40%
2007	0.95%	38,666	10.990673	424,965	4.71%	6.35%
2006	0.95%	38,666	10.334531	399,595	4.26%	2.98%
2005	0.95%	46,445	10.035783	466,112	2.79%	0.05%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.95%	1,554	13.057113	20,291	3.10%	17.22%
2008	0.95%	1,554	11.138774	17,310	3.55%	-7.91%
2007	0.95%	1,554	12.095237	18,796	4.59%	9.59%
2006	0.95%	1,553	11.036906	17,140	3.59%	-0.21%
2005	0.95%	13,516	11.060398	149,492	2.69%	1.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.95%	24,106	$13.688171	$329,967	5.86%	12.95%
2008	0.95%	186,889	12.119313	2,264,966	4.45%	3.75%
2007	0.95%	95,152	11.680853	1,111,457	4.74%	7.70%
2006	0.95%	94,291	10.845296	1,022,614	4.41%	2.86%
2005	0.95%	91,514	10.543451	964,873	3.42%	1.46%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2009	0.95%	162	13.506929	2,188	7.99%	58.97%
2008	0.95%	163	8.496662	1,385	8.42%	-36.04%
2007	0.95%	164	13.284091	2,179	5.44%	4.91%
2006	0.95%	165	12.662441	2,089	8.41%	7.47%
2005	0.95%	5,680	11.781866	66,921	5.43%	0.98%
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.95%	2,599	17.053035	44,321	0.00%	56.54%
2008	0.95%	2,600	10.893576	28,323	2.65%	-43.81%
2007	0.95%	2,601	19.387108	50,426	1.51%	2.98%
2006	0.95%	2,598	18.825238	48,908	0.24%	19.92%
2005	0.95%	1,271	15.697700	19,952	0.08%	10.55%
Equity Income Portfolio - II (TREI2)
2009	0.95%	155	12.394944	1,921	1.66%	24.06%
2008	0.95%	1,608	9.990970	16,065	2.14%	-36.87%
2007	0.95%	1,609	15.826462	25,465	1.53%	2.05%
2006	0.95%	1,610	15.509191	24,970	2.01%	17.52%
Mid-Cap Growth Portfolio - II (TRMCG2)
2009	0.95%	1,360	16.126142	21,932	0.00%	43.98%
2008	0.95%	2,596	11.199911	29,075	0.00%	-40.51%
2007	0.95%	2,596	18.825676	48,871	0.00%	16.11%
2006	0.95%	2,596	16.214301	42,092	0.00%	5.37%
2005	0.95%	1,360	15.387465	20,927	0.00%	13.35%
New America Growth Portfolio (TRNAG1)
2009	0.95%	685	12.099841	8,288	0.00%	48.34%
2008	0.95%	689	8.156679	5,620	0.00%	-38.83%
2007	0.95%	691	13.334499	9,214	0.00%	12.69%
2006	0.95%	693	11.832539	8,200	0.10%	6.31%

2009	Contract owners equity:				$1,824,828
2008	Contract owners equity:				$4,338,922
2007	Contract owners equity:				$6,062,402
2006	Contract owners equity:				$5,953,156
2005	Contract owners equity:				$5,130,991
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit value. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010